Considerations in Relation to Acquisition of Abovenet (Detail) (Abovenet, USD $) In Thousands, unless otherwise specified	Jun. 23, 2012
Abovenet
Business Acquisition, Contingent Consideration [Line Items]
Cash consideration	$ 929
Contingent consideration	907
Total consideration	$ 1,836